LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
LITIGATION AND CONTINGENCIES
LITIGATION AND CONTINGENCIES

General

The Company is involved in various legal proceedings, including product liability, general liability, workers’ compensation liability, employment, commercial and intellectual property litigation, which have arisen in the normal course of operations. The Company is insured for product liability, general liability, workers’ compensation, employer’s liability, property damage and other insurable risk required by law or contract, with retained liability or deductibles. The Company records and maintains an estimated liability in the amount of management’s estimate of the Company’s aggregate exposure for such retained liabilities and deductibles. For such retained liabilities and deductibles, the Company determines its exposure based on probable loss estimations, which requires such losses to be both probable and the amount or range of probable loss to be estimable. The Company believes it has made appropriate and adequate reserves and accruals for its current contingencies and the likelihood of a material loss beyond amounts accrued is remote. The Company believes the outcome of such matters, individually and in aggregate, will not have a material adverse effect on its financial statements as a whole. However, outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities which could have a material adverse effect on its results of operations.

Securities and Stockholder Derivative Lawsuits

The Company has received complaints seeking certification of class action lawsuits as follows:

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A consolidated class action complaint for violations of securities laws in the securities lawsuit was filed in the United States District Court, District of Connecticut on November 18, 2010 and is entitled Sheet Metal Workers Local 32 Pension Fund and Ironworkers St. Louis Council Pension Fund, individually and on behalf of all others similarly situated v. Terex Corporation, et al.

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A stockholder derivative complaint for violation of the Securities and Exchange Act of 1934, breach of fiduciary duty, waste of corporate assets and unjust enrichment was filed on April 12, 2010 in the United States District Court, District of Connecticut and is entitled Peter Derrer, derivatively on behalf of Terex Corporation v. Ronald M. DeFeo, Phillip C. Widman, Thomas J. Riordan, G. Chris Andersen, Donald P. Jacobs, David A. Sachs, William H. Fike, Donald DeFosset, Helge H. Wehmeier, Paula H.J. Cholmondeley, Oren G. Shaffer, Thomas J. Hansen, and David C. Wang, and Terex Corporation.

These lawsuits generally cover the period from February 2008 to February 2009 and allege, among other things, that certain of the Company’s SEC filings and other public statements contained false and misleading statements which resulted in damages to the Company, the plaintiffs and the members of the purported class when they purchased the Company’s securities and in the stockholder derivative complaint, that there were breaches of fiduciary duties. The stockholder derivative complaint also alleges waste of corporate assets relating to the repurchase of the Company’s shares in the market and unjust enrichment as a result of securities sales by certain officers and directors. The complaints seek, among other things, unspecified compensatory damages, costs and expenses. As a result, the Company is unable to estimate a possible loss or a range of losses for these lawsuits. The stockholder derivative complaint also seeks amendments to the Company’s corporate governance procedures in addition to unspecified compensatory damages from the individual defendants in its favor.

The Company believes that the allegations in the suits are without merit, and Terex, its directors and the named executives will continue to vigorously defend against them. The Company believes that it has acted, and continues to act, in compliance with federal securities laws and Delaware law with respect to these matters. Accordingly, the Company has filed motions to dismiss the securities lawsuit. The plaintiff in the stockholder derivative lawsuit has agreed with the Company to put this lawsuit on hold pending the outcome of the motion to dismiss in connection with the securities lawsuit.

Demag Cranes AG Appraisal Proceedings

In connection with the Company’s purchase of Demag Cranes AG (a component of MHPS), certain former shareholders of Demag Cranes AG initiated appraisal proceedings relating to (i) a domination and profit loss transfer agreement between Demag Cranes AG and Terex Germany GmbH & Co. KG (the “DPLA Proceeding”) and (ii) the squeeze out of the former Demag Cranes AG shareholders (the “Squeeze out Proceeding”) against the Company alleging that the Company did not pay fair value for the shares of Demag Cranes AG. The Company believes it did pay fair value for the shares of Demag Cranes AG and that no further payment from the Company to any former shareholders of Demag Cranes AG is required. The initial court ruling in the DPLA Proceeding was in favor of the Company and against the claimants ( i.e. no increase in compensation was owed to the former shareholders). However, the court did rule that the costs of the proceedings, including legal costs for both parties, would need to be borne by Terex. This initial court ruling in the DPLA Proceeding is being appealed. The Squeeze out Proceeding is still in the relatively early stages. While the Company believes the position of the former shareholders of Demag Cranes AG is without merit and is vigorously opposing it, no assurance can be given as to the final resolution of these disputes or that the Company will not ultimately be required to make an additional payment as a result of such disputes, which amount could be material.

Other

The Company is involved in various other legal proceedings, which have arisen in the normal course of its operations.  The Company has recorded provisions for estimated losses in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

Credit Guarantees

Customers of the Company from time to time may fund the acquisition of the Company’s equipment through third-party finance companies.  In certain instances, the Company may provide a credit guarantee to the finance company, by which the Company agrees to make payments to the finance company should the customer default.  The maximum liability of the Company is generally limited to its customer’s remaining payments due to the finance company at the time of default.  In the event of customer default, the Company or the finance company is generally able to recover and dispose of the equipment at a minimum loss, if any, to the Company.

As of December 31, 2016 and 2015, the Company’s maximum exposure to such credit guarantees was $42.3 million and $39.8 million, respectively, including total guarantees issued by a German subsidiary, part of the Cranes segment, of $16.3 million and $19.0 million, respectively (credit guarantees as of December 31, 2016 and 2015 include $2.0 million and $1.7 million of guarantees related to discontinued operations, respectively). The terms of these guarantees coincide with the financing arranged by the customer and generally do not exceed five years. Given the Company’s position as the original equipment manufacturer and its knowledge of end markets, the Company, when called upon to fulfill a guarantee, generally has been able to liquidate the financed equipment at a minimal loss, if any, to the Company.

There can be no assurance that historical credit default experience will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in effect at the time of loss.

Residual Value and Buyback Guarantees

The Company issues residual value guarantees under sales-type leases. A residual value guarantee involves a guarantee that a piece of equipment will have a minimum fair market value at a future date. Maximum exposure for residual value guarantees issued by the Company totaled $7.1 million and 3.7 million as of December 31, 2016 and 2015, respectively. The Company is generally able to mitigate risk associated with these guarantees because the maturity of guarantees is staggered, limiting the amount of used equipment entering the marketplace at any one time.

The Company from time to time guarantees that it will buy equipment from its customers in the future at a stated price if certain conditions are met by the customer.  Such guarantees are referred to as buyback guarantees.  These conditions generally pertain to the functionality and state of repair of the machine.  As of December 31, 2016 and 2015, the Company’s maximum exposure pursuant to buyback guarantees was $3.5 million and $6.9 million, respectively ($3.2 million and $6.6 million related to discontinued operations, respectively). The Company is generally able to mitigate risk of these guarantees because maturity of the guarantees is staggered, limiting the amount of used equipment entering the marketplace at any one time and through leveraging its access to the used equipment markets provided by the Company’s original equipment manufacturer status.

See Note B – “Basis of Presentation – Revenue Recognition,” for a discussion of revenue recognition on arrangements with buyback guarantees.

The Company has recorded an aggregate liability within Other current liabilities and Other non-current liabilities in the Consolidated Balance Sheet of $3.8 million and $3.1 million as of December 31, 2016 and 2015, respectively, for the estimated fair value of all guarantees provided.

There can be no assurance that the Company’s historical experience in used equipment markets will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in the used equipment markets at the time of loss.